UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                     ---------

                          Phoenix Multi-Portfolio Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                           John R. Flores, Esq
Vice President, Chief Legal Officer,                       Vice President
Counsel and Secretary for Registrant               Litigation/Employment Counsel
   Phoenix Life Insurance Company                  Phenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                             Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2005
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY
AUGUST 31, 2005

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
One of the largest insurers of new municipal bond offerings.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

PSF (PERMANENT SCHOOL FUND)
A perpetual endowment that was created to support Texas public schools.

Q-SBLF (QUALIFIED SCHOOL BOARD LOAN FUND)
This is the State of Michigan's guarantee on the bonds. The term "qualified bonds" are general obligation bonds of school districts issued for capital expenditures to moderate the local tax burden.

RADIAN (RADIAN ASSET ASSURANCE, INC.)
A leading provider of financial guaranty insurance for municipal bonds, asset-backed securities and structured finance transactions in the global markets.

PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY
AUGUST 31, 2005

(CONTINUED)

REIT (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Emerging Markets Bond Fund
(Formerly Phoenix-Goodwin Emerging Markets Bond Fund)

                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005
                                   (UNAUDITED)

                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

DOMESTIC CORPORATE BONDS--1.3%


PUBLISHING & PRINTING--1.3%
WDAC Subsidiary Corp. 144A 8.50%, 12/1/14(b)              500(g)$    610,682
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $666,886)                                           610,682
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--62.8%


ARGENTINA--1.5%
Republic of Argentina 5.83%, 12/31/33                      33(f)      13,389
Republic of Argentina 8.28%, 12/31/33                $    691        660,365
                                                                ------------
                                                                     673,754
                                                                ------------

BRAZIL--13.6%
Federative Republic of Brazil 11%, 1/11/12              1,250      1,481,250
Federative Republic of Brazil 10.50%, 7/14/14           1,750      2,051,875
Federative Republic of Brazil 7.875%, 3/7/15              500        504,250
Federative Republic of Brazil 8.875%, 10/14/19          1,700      1,790,950
Federative Republic of Brazil 11%, 8/17/40                350        417,987
                                                                ------------
                                                                   6,246,312
                                                                ------------

COLOMBIA--3.6%
Republic of Colombia 8.125%, 5/21/24                    1,600      1,656,000

EL SALVADOR--0.6%
Republic of El Salvador 144A 7.625%, 9/21/34(b)           250        279,375

GUATEMALA--0.7%
Republic of Guatemala 144A 8.125%, 10/6/34(b)             300        330,750

MEXICO--4.3%
United Mexican States 6.625%, 3/3/15                      250        276,000
United Mexican States 8.125%, 12/30/19                    450        555,525
United Mexican States 8.30%, 8/15/31                      900      1,140,750
                                                                ------------
                                                                   1,972,275
                                                                ------------


PANAMA--1.2%
Republic of Panama 9.375%, 1/16/23                        450        560,250

PERU--3.6%
Republic of Peru 8.375%, 5/3/16                           500        581,250
Republic of Peru 7.35%, 7/21/25                           235        244,400
Republic of Peru PDI 5%, 3/7/17(c)                        850        831,938
                                                                ------------
                                                                   1,657,588
                                                                ------------


                                                    PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

FOREIGN GOVERNMENT SECURITIES (continued)


PHILIPPINES--4.6%
Republic of Philippines 8.375%, 2/15/11             $   1,000   $  1,040,000
Republic of Philippines 9.50%, 2/2/30                   1,000      1,038,750
                                                                ------------
                                                                   2,078,750
                                                                ------------

RUSSIA--14.8%
Russian Federation RegS 10%, 6/26/07(e)                 1,000      1,094,000
Russian Federation RegS 11%, 7/24/18(e)                 1,000      1,523,750
Russian Federation RegS 12.75%, 6/24/28(e)              1,000      1,870,000
Russian Federation RegS 5%, 3/31/30(c)(e)               2,000      2,286,250
                                                                ------------
                                                                   6,774,000
                                                                ------------

TURKEY--8.3%
Republic of Turkey 9.875%, 3/19/08                        800        886,000
Republic of Turkey 11%, 1/14/13                         1,000      1,256,250
Republic of Turkey 9.50%, 1/15/14                         700        829,500
Republic of Turkey 8%, 2/14/34                            800        825,000
                                                                ------------
                                                                   3,796,750
                                                                ------------

URUGUAY--1.1%
Republic of Uruguay 7.25%, 2/15/11                        500        511,250

VENEZUELA--4.9%
Republic of Venezuela 10.75%, 9/19/13                     500        596,250
Republic of Venezuela 9.25%, 9/15/27                    1,500      1,631,250
                                                                ------------
                                                                   2,227,500
                                                                ------------
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $25,852,493)                                     28,764,554
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--32.3%


ARGENTINA--1.1%
Transportadora de Gas del Sur SA RegS 7%,
12/15/13  (Gas Utilities)(c)(e)                           500        495,000

BRAZIL--3.5%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
  (Steel)(b)                                              500        533,750

CSN Islands VIII Corp. RegS 9.75%, 12/16/13
  (Steel)(e)                                              500        532,500

Phoenix Emerging Markets Bond Fund


                                                    PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

FOREIGN CORPORATE BONDS (continued)


BRAZIL (CONTINUED)
Votorantim Overseas III 144A 7.875%, 1/23/14
  (Building Products)(b)                            $     500   $    515,000
                                                                ------------
                                                                   1,581,250
                                                                ------------

CHILE--1.8%
Celulosa Arauco y Constitucion S.A. 144A
  5.625%, 4/20/15  (Paper Products)(b)                    300        303,489
Enersis S.A. 7.375%, 1/15/14  (Electric Utilities)        500        543,354
                                                                ------------
                                                                     846,843
                                                                ------------

GERMANY--2.1%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
  10/25/14  (Other Diversified Financial Services)(b)     750        984,375

INDIA--1.1%
Vedanta Resources plc 144A 6.625%, 2/22/10
  (Diversified Metals & Mining)(b)                        500        494,889

INDONESIA--2.4%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
  2/1/10  (Diversified Metals & Mining)                 1,000      1,105,000

JAPAN--1.7%
Sumitomo Mitsui Banking Corp. 144A 5.625%,
  7/29/49  (Diversified Banks)(b)(c)                      750        764,334

KAZAKHSTAN--1.2%
Kazkommerts International BV RegS 8.50%,
  4/16/13  (Diversified Banks)(e)                         500        540,625

MEXICO--13.8%
America Movil SA de CV 5.50%, 3/1/14  (Wireless
  Telecommunication Services)                           1,000      1,003,351
Banco Mercantil del Norte SA 144A 5.875%,
  2/17/14  (Regional Banks)(b)(c)                       1,000      1,017,500
Gruma SA de CV 144A 7.75%, 12/29/49
  (Packaged Foods & Meats)(b)                             500        508,750
Innova S de R.L. 9.375%, 9/19/13  (Integrated
  Telecommunication Services)                             500        570,000
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15 (Oil & Gas Exploration & Production)(b) 1,000 1,002,500 Pemex Project Funding Master Trust 144A 8.625%,
  12/1/23  (Oil & Gas Exploration & Production)(b)      1,000      1,225,000



                                                    PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

FOREIGN CORPORATE BONDS (continued)


MEXICO (CONTINUED)
Telefonos de Mexico SA de CV 144A 5.50%,
  1/27/15  (Integrated Telecommunication
    Services)(b)                                    $   1,000   $  1,004,304
                                                                ------------
                                                                   6,331,405
                                                                ------------

RUSSIA--3.0%
Gazprom OAO 144A 9.625%, 3/1/13  (Oil & Gas
  Storage & Transportation)(b)                            250        307,188
Mobile Telesystems Finance SA RegS 8.375%,
  10/14/10  (Wireless Telecommunication Services)(e)    1,000      1,085,500
                                                                ------------
                                                                   1,392,688
                                                                ------------

UKRAINE--0.6%
Kyivstar GSM 144A 7.75%, 4/27/12  (Integrated
  Telecommunication Services)(b)                          250        258,600
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $14,145,489)                                     14,795,009
------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS(d)--0.0%


BRAZIL--0.0%
Tele Centro Oeste Celular Participacoes S.A.
  ADR (Wireless Telecommunication Services)             1,410         13,719
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,557)                                             13,719
------------------------------------------------------------------------------


TOTAL INVESTMENTS--96.4%
(IDENTIFIED COST $40,678,425)                                     44,183,964(a)
                                                                ------------
Other assets and liabilities, net--3.6%                            1,630,552
                                                                ------------
NET ASSETS--100.0%                                              $ 45,814,516
                                                                ============

Phoenix Emerging Markets Bond Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,726,747 and gross depreciation of $262,264 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $40,719,481.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to a value of $10,140,486 or 22.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Argentine Peso.
(g) Par value represents Euro.

Phoenix International Strategies Fund
(Formerly Phoenix-Aberdeen International Fund)

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2005
                                  (UNAUDITED)


                                                     SHARES         VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS(c)--98.1%

AUSTRALIA--5.3%
Aristocrat Leisure Ltd. (Leisure Products)             26,625   $    253,762
Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)                                   9,400        157,919
BHP Billiton Ltd. (Diversified Metals & Mining)        73,879      1,158,037
Computershare Ltd. (Data Processing &
  Outsourced Services)                                 23,795        121,329
Macquarie Bank Ltd. (Investment Banking &
  Brokerage)                                            4,900        234,827
Metcash Ltd. (Food Retail)                             29,200         89,674
Publishing & Broadcasting Ltd. (Movies &
  Entertainment)                                        6,027         73,309
Rinker Group Ltd. (Construction Materials)            111,649      1,230,334
Santos Ltd. (Oil & Gas Exploration & Production)       39,391        346,177
Westfield Group (Real Estate
  Management & Development)                            21,360        282,312
Woodside Petroleum Ltd. (Oil & Gas Exploration
  & Production)                                        11,100        276,718
                                                                ------------
                                                                   4,224,398
                                                                ------------

AUSTRIA--0.4%
OMV AG (Oil & Gas Refining, Marketing &
  Transportation)                                       5,780        315,306

BELGIUM--0.6%
Fortis (Multi-Sector Holdings)                         17,400        497,984

CANADA--0.9%
Bank of Nova Scotia (Diversified Banks)                11,500        396,331
Teck Cominco Ltd. Class B (Gold)                        8,500        331,107
                                                                ------------
                                                                     727,438
                                                                ------------


                                                     SHARES         VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS (continued)


CHINA--0.4%
China Petroleum and Chemical Corp. (Integrated
  Oil & Gas)                                          722,000   $    322,561
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                             10,000         11,225
                                                                ------------
                                                                     333,786
                                                                ------------

DENMARK--1.0%
Danske Bank A/S (Diversified Banks)                    13,000        394,971
DSV A/S (Trucking)                                        300         31,054
Novo Nordisk A/S Class B (Pharmaceuticals)              6,800        351,268
                                                                ------------
                                                                     777,293
                                                                ------------

FINLAND--1.3%
Fortum Oyj (Oil & Gas Refining, Marketing &
  Transportation)                                      22,600        441,179
Nokia Oyj (Communications Equipment)                   28,400        447,943
Sampo Oyj Class A (Multi-line Insurance)                7,300        115,390
                                                                ------------
                                                                   1,004,512
                                                                ------------

FRANCE--9.7%
Alcatel SA (Communications Equipment)(b)               28,600        333,827
Assurances Generales de France (Multi-line
  Insurance)                                            2,250        196,664
Axa (Multi-line Insurance)                             20,100        536,899
BNP Paribas SA (Diversified Banks)                      7,843        572,699
Bouygues SA (Construction & Engineering)                9,700        434,152
CapGemini SA (IT Consulting & Other
  Services)(b)                                         12,300        406,026
Compagnie Generale des Etablissements
  Michelin Class B (Tires & Rubber)                     4,800        293,020
France Telecom SA (Integrated
  Telecommunication Services)                          10,722        324,170
Lafarge SA (Construction Materials)                     5,100        475,853
Sanofi-Aventis (Pharmaceuticals)                        6,800        582,321
Societe Generale (Diversified Banks)                    8,921        967,279
Sodexho Alliance SA (Restaurants)                      10,000        348,901
Total SA (Integrated Oil & Gas)                         4,900      1,292,491
Vinci SA (Construction & Engineering)                   2,700        240,195
Vivendi Universal SA (Movies & Entertainment)          24,877        786,313
                                                                ------------
                                                                   7,790,810
                                                                ------------

Phoenix International Strategies Fund

                                                     SHARES         VALUE
                                                   ----------   ------------
FOREIGN COMMON STOCKS (continued)


GERMANY--7.8%
Allianz AG (Multi-line Insurance)                       5,025   $    654,683
BASF AG (Diversified Chemicals)                         9,902        697,283
Bayerische Motoren Werke AG (Automobile
  Manufacturers)                                        7,800        351,992
Deutsche Telekom AG Registered Shares
  (Integrated Telecommunication Services)              28,100        536,538
E.ON AG (Electric Utilities)                           21,400      2,048,105
Fresenius Medical Care AG (Health Care
  Services)                                             3,900        355,173
Gehe AG (Health Care Distributors)                      4,200        367,425
Metro AG (Department Stores)                           11,300        573,331
Mobilcom AG (Wireless Telecommunication
  Services)                                             2,688         66,602
Salzgitter AG (Steel)                                   4,592        171,565
SAP AG (Application Software)                           2,600        442,438
                                                                ------------
                                                                   6,265,135
                                                                ------------

GREECE--1.0%
Alpha Bank A.E. (Regional Banks)                       15,800        440,915
Cosmote Mobile Telecommunications S.A.
  (Wireless Telecommunication Services)                17,100        336,554
                                                                ------------
                                                                     777,469
                                                                ------------

HONG KONG--3.3%
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                            35,000        382,292
China Mobile Ltd. (Wireless Telecommunication
  Services)                                            50,000        218,342
CNOOC Ltd. (Oil & Gas Exploration & Production)       904,000        651,969
Guangzhou Investment Co. Ltd. (Multi-Sector
  Holdings)                                         1,246,000        121,013
Li & Fung Ltd. (Trading Companies &
  Distributors)                                       100,000        203,882
Solomon Systech International Ltd.
  (Semiconductors)                                    704,000        212,182
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                            42,000        427,398
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                            47,000        260,350
VTech Holdings Ltd. (Communications
  Equipment)                                           47,000        130,931
                                                                ------------
                                                                   2,608,359
                                                                ------------

                                                    SHARES         VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS (continued)


ITALY--6.0%
Banca Intesa S.p.A. (Diversified Banks)               160,092   $    773,735
Capitalia S.p.A. (Diversified Banks)                  124,398        701,014
ENI S.p.A. (Integrated Oil & Gas)                      63,756      1,890,358
Fondiaria - Sai S.p.A. (Multi-line Insurance)           5,400        168,767
Mediaset S.p.A. (Broadcasting & Cable TV)              39,100        484,362
UniCredito Italiano S.p.A. (Diversified Banks)        131,200        749,601
                                                                ------------
                                                                   4,767,837
                                                                ------------

JAPAN--18.3%
AEON Co. Ltd. (Food Retail)                            42,600        797,099
Ajinomoto Co., Inc. (Packaged Foods & Meats)           43,000        454,521
Chubu Electric Power Co., Inc. (Electric Utilities)    18,800        459,183
en-japan, Inc. (Human Resources &
  Employment Services)                                     48        237,205
Japan Tobacco, Inc. (Tobacco)                              33        478,748
JFE Holdings, Inc. (Steel)                              5,100        148,872
Kaneka Corp. (Fertilizers & Agricultural Chemicals)    32,000        386,357
Kao Corp. (Personal Products)                          27,000        642,905
KDDI Corp. (Wireless Telecommunication Services)          105        554,746
Keyence Corp. (Electronic Equipment Manufacturers)      1,600        378,106
Komatsu Ltd. (Construction, Farm Machinery &
  Heavy Trucks)                                        12,000        134,120
Marubeni Corp. (Trading Companies & Distributors)      45,000        189,155
Mitsui O.S.K. Lines Ltd. (Marine)                     188,000      1,388,239
Mizuho Financial Group, Inc. (Multi-Sector Holdings)       69        386,099
Momiji Holdings, Inc. (Regional Banks)(b)                  12         33,723
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                             10,500        552,419
Nippon Oil Corp. (Oil & Gas Refining, Marketing
  & Transportation)                                    61,000        492,910
Nippon Paper Group, Inc. (Paper Products)                  51        193,395
Nippon Suisan Kaisha Ltd. (Packaged Foods &
  Meats)                                               61,000        223,273
Nippon Yusen Kabushiki Kaisha (Marine)                103,000        653,683
Nissan Diesel Motor Co., Ltd. (Construction,
  Farm Machinery & Heavy Trucks)                        8,000         38,217
Nissin Kogyo Co., Ltd (Auto Parts & Equipment)          4,900        188,638
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                               423        682,439

Phoenix International Strategies Fund

                                                     SHARES         VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS (continued)


JAPAN (CONTINUED)
OMRON Corp. (Electronic Equipment Manufacturers)       24,500   $    544,679
ORIX Corp. (Consumer Finance)                           5,300        878,678
Secom Co., Ltd. (Specialized Consumer Services)        10,000        459,685
Seino Transportation Co., Ltd. (Trucking)              26,000        233,898
Shinsei Bank Ltd. (Diversified Banks)                  99,000        612,924
Showa Shell Sekiyu K.K. (Oil & Gas Refining,
  Marketing & Transportation)                          23,800        275,247
Takefuji Corp. (Consumer Finance)                       8,800        618,501
Terumo Corp. (Health Care Equipment)                    7,400        213,104
Yamaha Motor Co., Ltd. (Automobile Manufacturers)      61,200      1,155,964
                                                                ------------
                                                                  14,686,732
                                                                ------------

NETHERLANDS--4.3%
ASML Holding N.V. (Semiconductor Equipment)(b)         24,000        403,901
ING Groep N.V. (Other Diversified Financial
  Services)                                            64,616      1,885,656
Koninklijke Ahold N.V. (Food Retail)(b)                47,300        422,170
Unilever N.V. (Packaged Foods & Meats)                  3,900        269,759
Wolters Kluwer N.V. (Publishing & Printing)            24,000        451,453
                                                                ------------
                                                                   3,432,939
                                                                ------------

PORTUGAL--0.0%
Mota-Engil, SGPS, S.A. (Construction
  & Engineering)                                        5,226         19,997

RUSSIA--1.9%
LUKOIL Sponsored ADR (Integrated Oil & Gas)            25,900      1,258,740
Mobile TeleSystems OJSC ADR (Wireless
  Telecommunication Services)                           7,000        259,000
                                                                ------------
                                                                   1,517,740
                                                                ------------

SINGAPORE--1.2%
SembCorp Industries Ltd. (Construction, Farm
  Machinery & Heavy Trucks)                           195,000        327,336
Singapore Press Holdings Ltd. (Publishing &
  Printing)                                           118,000        318,068
United Overseas Bank Ltd. (Regional Banks)             38,000        321,806
                                                                ------------
                                                                     967,210
                                                                ------------

SOUTH KOREA--0.3%
Samsung Electronics Co. Ltd. GDR
  (Semiconductors)                                      1,050        274,483


                                                     SHARES         VALUE
                                                   ----------   ------------


FOREIGN COMMON STOCKS (continued)


SPAIN--4.8%
Actividades de Construccion y Servicios S.A.
  (Construction & Engineering)                         12,700   $    382,513
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)                                  26,900        448,772
Banco Santander Central Hispano S.A.
  (Diversified Banks)                                 113,365      1,391,972
Gestevision Telecinco S.A. (Broadcasting &
  Cable TV)                                            26,423        614,549
Repsol YPF, S.A. (Integrated Oil & Gas)                33,200        984,192
                                                                ------------
                                                                   3,821,998
                                                                ------------


SWEDEN--0.4%
Securitas AB-B Shares (Hotels, Resorts & Cruise
  Lines)                                               20,100        327,046

SWITZERLAND--5.1%
Compagnie Financiere Richemont AG Class A
  (Apparel, Accessories & Luxury Goods)                 5,528        209,931
Nestle S.A. Registered Shares (Packaged Foods
  & Meats)                                                900        253,013
Novartis AG Registered Shares
  (Pharmaceuticals)                                    18,300        889,734
Phonak Holding AG (Health Care Equipment)               1,930         74,103
Roche Holding AG (Pharmaceuticals)                      6,600        915,774
Syngenta AG (Fertilizers & Agricultural
  Chemicals)                                              550         58,615
UBS AG (Diversified Capital Markets)                    5,000        410,109
Zurich Financial Services AG (Multi-line
  Insurance)(b)                                         7,319      1,298,804
                                                                ------------
                                                                   4,110,083
                                                                ------------

TAIWAN--1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.
  (Semiconductors)                                    663,748      1,092,144

THAILAND--0.4%
Advanced Info Service Public Co. Ltd.
  (Wireless Telecommunication Services)               116,000        286,420

UNITED KINGDOM--20.9%
Antofagasta plc (Diversified Metals & Mining)          23,471        620,572
AstraZeneca plc (Pharmaceuticals)                      45,745      2,100,543
Aviva plc (Multi-line Insurance)                       39,300        435,485
Barclays plc (Diversified Banks)                       41,600        416,280
BPB plc (Construction Materials)                       19,400        256,660
British American Tobacco plc (Tobacco)                 59,000      1,190,300
Compass Group plc (Restaurants)                        82,100        370,541

Phoenix International Strategies Fund

                                                     SHARES         VALUE
                                                   ----------   ------------

FOREIGN COMMON STOCKS (continued)


UNITED KINGDOM (CONTINUED)
EMAP plc (Publishing & Printing)                      106,548   $  1,562,002
EMI Group plc (Movies & Entertainment)                 75,600        355,331
GlaxoSmithKline plc (Pharmaceuticals)                  51,000      1,236,227
HBOS plc (Diversified Banks)                            8,700        136,821
HSBC Holdings plc (Diversified Banks)                  96,708      1,560,331
Legal & General Group plc (Multi-line Insurance)      213,300        429,474
NETeller plc (Other Diversified Financial
  Services)(b)                                         14,300        223,513
Rolls-Royce Group plc (Aerospace & Defense)(b)        113,800        694,410
Sage Group plc (The) (Application Software)            40,100        165,738
Scottish & Newcastle plc (Brewers)                     42,200        350,709
Scottish Power plc (Electric Utilities)                85,000        771,197
Smiths Group plc (Industrial Conglomerates)            26,634        437,153
Standard Chartered plc (Diversified Banks)             81,734      1,751,987
Vodafone Group plc (Wireless
  Telecommunication Services)                         465,700      1,275,039
WPP Group plc (Advertising)                            40,600        420,978
                                                                ------------
                                                                  16,761,291
                                                                ------------

UNITED STATES--1.2%
Aegon N.V. (Life & Health Insurance)                    3,700         51,900
Royal Dutch Shell plc Class A (Integrated Oil & Gas)   20,900        681,738
Teva Pharmaceutical Industries Ltd. Sponsored
  ADR (Pharmaceuticals)                                 8,200        266,008
                                                                ------------
                                                                     999,646
                                                                ------------

VENEZUELA--0.2%
Compania Anonima Nacional Telefonos de
  Venezuela ADR (Integrated
  Telecommunication Services                           11,600        172,260
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $72,677,476)                                     78,560,316
------------------------------------------------------------------------------

RIGHTS--0.0%


UNITED STATES--0.0%
Aegon N.V. Stock Dividend Rights Expiring
  9/12/05 (Life & Health Insurance)                     3,700              0
------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                       0
------------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                   ----------   ------------

FOREIGN PREFERRED STOCKS(c)--0.2%


SOUTH KOREA--0.2%
Samsung Electronics Co. Ltd. Pfd.
  (Semiconductors)                                        415        149,611
------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $24,530)                                            149,611
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $72,702,006)                                     78,709,927
------------------------------------------------------------------------------


                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------


SHORT-TERM INVESTMENTS--1.5%


COMMERCIAL PAPER--1.5%
Govco, Inc. 3.55%, 9/1/05                           $   1,195   $  1,195,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,195,000)                                       1,195,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $73,897,006)                                     79,904,927(a)

 Other assets and liabilities, net--0.2%                             126,436
                                                                ------------
 NET ASSETS--100.0%                                             $ 80,031,363
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,963,863 and gross depreciation of $462,843 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $74,403,907.
(b)  Non-income producing.
(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix International Strategies Fund

                            INDUSTRY DIVERSIFICATION
          As a Percentage of Total Value of Total Long-Term Investments
                                   (Unaudited)

 Advertising                                  0.5%
 Aerospace & Defense                          0.9
 Apparel, Accessories & Luxury Goods          0.3
 Application Software                         0.8
 Auto Parts & Equipment                       0.2
 Automobile Manufacturers                     1.9
 Brewers                                      0.4
 Broadcasting & Cable TV                      1.7
 Communications Equipment                     1.2
 Construction & Engineering                   1.4
 Construction Materials                       2.5
 Construction, Farm Machinery & Heavy Trucks  0.6
 Consumer Finance                             1.9
 Data Processing & Outsourced Services        0.1
 Department Stores                            0.7
 Diversified Banks                           14.0
 Diversified Capital Markets                  0.5
 Diversified Chemicals                        0.9
 Diversified Metals & Mining                  2.3
 Electric Utilities                           4.2
 Electronic Equipment Manufacturers           1.9
 Fertilizers & Agricultural Chemicals         0.6
 Food Retail                                  1.7
 Gold                                         0.4
 Health Care Distributors                     0.5
 Health Care Equipment                        0.4
 Health Care Services                         0.4
 Hotels, Resorts & Cruise Lines               0.4
 Human Resources & Employment Services        0.3
 IT Consulting & Other Services               0.5
 Industrial Conglomerates                     0.6
 Integrated Oil & Gas                         8.2
 Integrated Telecommunication Services        1.3
 Investment Banking & Brokerage               0.3
 Leisure Products                             0.3
 Life & Health Insurance                      0.1
 Marine                                       2.6
 Movies & Entertainment                       1.5
 Multi-Sector Holdings                        1.3
 Multi-line Insurance                         4.9
 Oil & Gas Exploration & Production           1.6
 Oil & Gas Refining, Marketing
   & Transportation                           1.9
 Other Diversified Financial Services         2.7
 Packaged Foods & Meats                       1.5
 Paper Products                               0.2
 Personal Products                            0.8
 Pharmaceuticals                              8.1
 Publishing & Printing                        3.0
 Real Estate Management & Development         1.4
 Regional Banks                               1.0
 Restaurants                                  0.9
 Semiconductor Equipment                      0.5
 Semiconductors                               2.2
 Specialized Consumer Services                0.6
 Steel                                        0.4
 Tires & Rubber                               0.4
 Tobacco                                      2.1
 Trading Companies & Distributors             0.5
 Trucking                                     0.3
 Wireless Telecommunication Services          4.7
                                            -----
                                            100.0%
                                            =====

Phoenix Real Estate Securities Fund
(Formerly Phoenix-Duff & Phelps Real Estate Securities Fund)


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                   ----------   ------------


DOMESTIC COMMON STOCKS--96.4%


REAL ESTATE INVESTMENT TRUSTS--95.0%

DIVERSIFIED--4.8%
Vornado Realty Trust                                  465,967   $ 40,082,481

HEALTH CARE--1.6%
Health Care REIT, Inc.                                 79,933      2,967,113
Ventas, Inc.                                          346,796     10,802,695
--------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                 13,769,808
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE--30.1%

INDUSTRIAL--10.7%
AMB Property Corp.                                    180,944      8,021,247
CenterPoint Properties Trust                          777,619     32,784,417
Digital Realty Trust, Inc.                            300,134      5,708,549
ProLogis                                              990,841     43,111,492
                                                                ------------
                                                                  89,625,705
                                                                ------------

OFFICE--19.4%
Alexandria Real Estate Equities, Inc.                 226,531     18,564,215
BioMed Realty Trust, Inc.                              54,587      1,349,937
Boston Properties, Inc.                               462,519     32,908,227
Corporate Office Properties Trust                     949,630     33,085,109
Equity Office Properties Trust                        543,242     18,089,959
Kilroy Realty Corp.                                   171,783      9,054,682
Reckson Associates Realty Corp.                       568,062     18,831,255
SL Green Realty Corp.                                 472,387     31,238,952
                                                                ------------
                                                                 163,122,336
                                                                ------------

--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                          252,748,041
--------------------------------------------------------------------------------

LODGING/RESORTS--8.5%
DiamondRock Hospitality Co.                           212,649      2,539,029
Host Marriott Corp.                                 1,836,414     32,118,881
Innkeepers USA Trust                                  363,940      5,713,858
LaSalle Hotel Properties                              350,852     11,848,272
Sunstone Hotel Investors, Inc.                        752,913     19,048,699
--------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                             71,268,739
--------------------------------------------------------------------------------
RESIDENTIAL--12.5%

APARTMENTS--12.5%
Archstone-Smith Trust                                 697,117     28,093,815
AvalonBay Communities, Inc.                           120,729     10,146,065
Camden Property Trust                                 219,790     11,495,017


                                                     SHARES        VALUE
                                                   ----------   ------------


DOMESTIC COMMON STOCKS (continued)


REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

RESIDENTIAL (CONTINUED)

APARTMENTS (CONTINUED)
Equity Residential                                    776,246   $ 29,318,811
Essex Property Trust, Inc.                            138,511     12,182,043
Home Properties, Inc.                                 114,190      4,682,932
United Dominion Realty Trust, Inc.                    364,944      8,641,874
--------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                104,560,557
--------------------------------------------------------------------------------
RETAIL--33.0%

FREE STANDING--0.4%
Realty Income Corp.                                   126,751      3,020,477

REGIONAL MALLS--18.8%
CBL & Associates Properties, Inc.                     253,287     10,744,435
General Growth Properties, Inc.                     1,045,961     47,162,381
Macerich Co. (The)                                    486,878     31,686,020
Mills Corp. (The)                                     133,890      7,837,921
Simon Property Group, Inc.                            795,475     60,511,783
                                                                ------------
                                                                 157,942,540
                                                                ------------

SHOPPING CENTERS--13.8%
Developers Diversified Realty Corp.                   793,019     38,056,982
Kimco Realty Corp.                                    678,528     21,455,055
Pan Pacific Retail Properties, Inc.                   362,038     23,992,258
Regency Centers Corp.                                 337,944     19,712,274
Weingarten Realty Investors                           341,255     13,155,380
                                                                ------------
                                                                 116,371,949
                                                                ------------

--------------------------------------------------------------------------------
TOTAL RETAIL                                                     277,334,966
--------------------------------------------------------------------------------
SELF STORAGE--4.5%
Extra Space Storage, Inc.                             628,187      9,372,550
Public Storage, Inc.                                  342,976     23,157,740
U-Store-It Trust                                      252,570      5,192,839
--------------------------------------------------------------------------------
                                                                  37,723,129
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $599,443,217)                                   797,487,721
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--1.4%
Starwood Hotels & Resorts Worldwide, Inc.             201,528     11,749,082
(Identified cost $8,695,569)

--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $608,138,786)                                   809,236,803
--------------------------------------------------------------------------------

Phoenix Real Estate Securities Fund

                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------
SHORT-TERM OBLIGATIONS--3.1%


COMMERCIAL PAPER--3.1%
Golden Peanut Co. LLC 3.48%, 9/1/05                 $   2,520  $   2,520,000
Clipper Receivables Co. LLC 3.53%, 9/9/05               1,994      1,992,436
Danske Corp. 3.53%, 9/12/05                             3,385      3,381,349
Du Pont (E.I.) de Nemours & Co. 3.50%, 9/20/05          3,305      3,298,895
Clipper Receivables Co. LLC 3.55%, 9/22/05              2,705      2,699,398
Cargill, Inc. 3.50%, 9/23/05                            2,255      2,250,177
Old Line Funding Corp. 3.56%, 9/27/05                   3,000      2,992,287
UBS Finance Delaware LLC 3.60%, 10/17/05                  600        597,116
International Lease Finance Corp. 3.62%,
  10/18/05                                              1,655      1,647,048
CAFCO LLC 3.66%, 10/26/05                               3,880      3,858,304
Danske Corp. 3.65%, 11/8/05                             1,100      1,092,350
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $26,329,680)                                     26,329,360
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $634,468,466)                                   835,566,163(a)

Other assets and liabilities, net--0.5%                            4,336,806
                                                                ------------
NET ASSETS--100.0%                                              $839,902,969
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $206,448,280 and gross depreciation of $2,282,177 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $631,400,060.

Phoenix Tax-Exempt Bond Fund
(Formerly Phoenix-Goodwin Tax-Exempt Bond Fund)


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005
                                   (UNAUDITED)

                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

MUNICIPAL BONDS(e)--97.4%


ALABAMA--1.9%
Birmingham Capital Improvement General
  Obligation Series A 5.50%, 8/1/25                 $   1,000   $  1,088,820

ARKANSAS--0.4%
Drew County Public Facilities Board Single Family
  Mortgage Revenue Series A-2 7.90%, 8/1/11
  (FNMA Collateralized)                                    48         48,403
Jacksonville Residential Housing Facilities Board
  Single Family Mortgage Revenue Series A-2
  7.90%, 1/1/11 (FNMA Collateralized)                      81         82,108
Lonoke County Residential Housing Facilities
  Board Single Family Mortgage Revenue Series
  A-2 7.90%, 4/1/11 (FNMA Collateralized)                  76         78,016
Stuttgart Public Facilities Board Single Family
  Mortgage Revenue Series A-2 7.90%, 9/1/11
  (FNMA Collateralized)                                    24         23,985
                                                                ------------
                                                                     232,512
                                                                ------------

CALIFORNIA--17.8%
California State General Obligation 5%, 2/1/20            750        801,390
California State Public Works Board Department
  of Mental Health Revenue Series A 5.50%, 6/1/16       1,000      1,111,950
Los Angeles Unified School District Election of
  1997 General Obligation Series E 5.125%,
  1/1/27 (MBIA Insured)                                 1,120      1,203,485
Riverside County Single Family Revenue Issue B
  8.625%, 5/1/16 (GNMA Collateralized)(c)(d)            4,300      6,117,352
South Gate Utility Authority Revenue 0%, 10/1/19
  (FGIC Insured)                                        1,385        759,091
                                                                ------------
                                                                   9,993,268
                                                                ------------

COLORADO--1.9%
Jefferson County School District No. R-001
  General Obligation Series A 5.25%, 12/15/11
  Prerefunded 12/15/08 @ 101 (FGIC Insured)             1,000      1,078,060

CONNECTICUT--4.3%
Mashantucket Western Pequot Tribe Special
  Revenue Series A 144A 6.50%, 9/1/05(b)(d)               845        845,000


                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

MUNICIPAL BONDS (continued)


CONNECTICUT (CONTINUED)
Mashantucket Western Pequot Tribe
  Special Revenue Series A 144A 6.50%, 9/1/06(b)(d) $     495   $    512,102
Mashantucket Western Pequot Tribe Special
  Revenue Series B 144A 5.60%, 9/1/09(b)                1,000      1,058,820
                                                                ------------
                                                                   2,415,922
                                                                ------------

FLORIDA--6.3%
Dade County General Obligation Series CC
  7.125%, 10/1/12 (AMBAC Insured)                       1,490      1,860,861
Florida State Board of Education Capital Outlay
  General Obligation Series E 5.50%, 6/1/20
  Prerefunded 6/1/10 @101                               1,500      1,664,730
                                                                ------------
                                                                   3,525,591
                                                                ------------

GEORGIA--3.8%
Cartersville Development Authority
  Revenue 5.625%, 5/1/09                                2,000      2,126,100

ILLINOIS--9.5%
Chicago Board of Education Certificate of
  Participation Series A 6%, 1/1/20 (MBIA Insured)        500        601,540
Chicago Park District General Obligation Series A
  5%, 1/1/27 (AMBAC Insured)                            1,000      1,062,190
Cook County General Obligation 6.50%, 11/15/10
  (FGIC Insured)                                        1,500      1,728,765
Illinois Health Facilities Authority Revenue Series
  C 7%, 4/1/08 (FSA Insured)                              850        896,792
Metropolitan Pier & Exposition Authority Dedicated
  State Tax Revenue Series A 5.50%, 6/15/27             1,000      1,011,880
Metropolitan Pier & Exposition Authority Revenue
  6.50%, 6/15/07 (FGIC Insured)(d)                         30         30,324
                                                                ------------
                                                                   5,331,491
                                                                ------------

KENTUCKY--5.1%
Kentucky State Turnpike Authority Economic
  Development Revenue 0%, 1/1/10 (FGIC Insured)         3,300      2,832,258

Phoenix Tax-Exempt Bond Fund

                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

MUNICIPAL BONDS (continued)


LOUISIANA--6.9%
Louisiana Local Government Environmental
  Facilities Community Development Authority
  Revenue 5.25%, 12/1/18 (AMBAC Insured)            $   2,500   $  2,813,075
Orleans Parish Parishwide School District General
  Obligation Series B 5.50%, 9/1/20 (FGIC
  Insured)                                              1,000      1,051,120
                                                                ------------
                                                                   3,864,195
                                                                ------------

MICHIGAN--1.4%
Coldwater Community Schools General Obligation
  5.625%, 5/1/15 Prerefunded 5/1/11 @100 (Q-
  SBLF Guaranteed)                                        700        781,361

NEW JERSEY--4.3%
Camden County Municipal Utilities Authority
  Sewer Revenue Series B 0%, 9/1/11 (FGIC Insured)      3,000      2,418,780

NEW YORK--0.5%
New York State Thruway Authority Revenue
  Series B 5%, 4/1/15 (FSA Insured)                       225        250,110

NORTH CAROLINA--2.7%
North Carolina Municipal Power Agency No. 1
  Catawba Electric Revenue 6%, 1/1/09 (AMBAC
  Insured)                                              1,385      1,510,703

PENNSYLVANIA--1.2%
Delaware County Elwyn, Inc. Project Revenue
  Series A 5%, 6/1/21 (Radian Insured)                    625        667,156

TENNESSEE--3.2%
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities Board
  Revenue 6%, 12/1/16 (AMBAC Insured)                   1,500      1,770,975

TEXAS--14.4%
Canyon Independent School District General
  Obligation Series A 5.375%, 2/15/24 (PSF Guaranteed) 1,170 1,282,882 Midlothian Water District General Obligation
  5.50%, 9/1/18 (FSA Insured)                           1,110      1,223,908
Northwest Independent School  District General
  Obligation 5%, 8/15/28 (PSF Guaranteed)               1,225      1,290,243
San Antonio Electric & Gas Revenue 5%, 2/1/12(d)           15         16,442


                                                   PAR VALUE
                                                      (000)        VALUE
                                                   ----------   ------------

MUNICIPAL BONDS (continued)


TEXAS (CONTINUED)
Texas State Public Finance Authority Building
  Revenue 6.25%, 8/1/09 (MBIA Insured)              $   1,030   $  1,097,589
United Independent School District General
  Obligation 4.50%, 8/15/30 (PSF Guaranteed)            1,000      1,003,160
University of Texas Permanent University
  Fund Revenue Series B 5%, 7/1/26                      1,000      1,069,040
  Williamson County General Obligation 5.25%,
  2/15/25 (FSA Insured)                                 1,000      1,078,580
                                                                 -----------
                                                                   8,061,844
                                                                 -----------

VIRGINIA--5.8%
Pittsylvania County Industrial Development
  Authority Revenue Series A 7.45%, 1/1/09                900        935,793
Upper Occoquan Sewage Authority Revenue
  Series A 5.15%, 7/1/20 (MBIA Insured)                 2,000      2,296,320
                                                                 -----------
                                                                   3,232,113
                                                                 -----------

WASHINGTON--0.8%
Washington State General Obligation Series B
  6%, 1/1/25 Prerefunded 1/1/10 @ 100                     420        467,250

WISCONSIN--5.2%
Wisconsin State Clean Water Revenue Series 1
  6.875%, 6/1/11                                          750        861,623
Wisconsin State Health and Educational Facilities
  Authority Revenue 5%, 8/15/18 (Radian Insured)        2,000      2,058,680
                                                                 -----------
                                                                   2,920,303
                                                                 -----------

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $50,370,640)                                     54,568,812
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $50,370,640)                                     54,568,812
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.2%


COMMERCIAL PAPER--2.2%
CAFCO LLC 3.54%, 9/1/05                                 1,205      1,205,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,205,000)                                       1,205,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $51,575,640)                                     55,773,812(a)

Other assets and liabilities, net--0.4%                              243,201
                                                                ------------
NET ASSETS--100.0%                                              $ 56,017,013
                                                                ============

Phoenix Tax-Exempt Bond Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,241,168 and gross depreciation of $24,032 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $51,556,676.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to a value of $2,415,922 or 4.3% of net assets.
(c) All or a portion segregated as collateral for futures contracts.
(d) Escrowed to maturity.
(e) At August 31, 2005, 73% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 18%, AMBAC 16% and GNMA 11%.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Multi-Portfolio Fund (the "Trust") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On August 31, 2005, the International Strategies Fund utilized fair value pricing for its foreign common stocks.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. REIT INVESTMENTS
   With respect to Phoenix-Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. FOREIGN CURRENCY TRANSLATION
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FOREIGN SECURITY COUNTRY DETERMINATION
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. At August 31, 2005, the Tax-Exempt Bond Fund had entered into futures contracts as follows:

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


                                                     Value of                           Net
                                    Number           Contracts         Market           Unrealized
                  Expiration        of                when             Value of         Appreciation
Description       Date              Contracts        Opened            Contracts        (Depreciation)
-------------------------------------------------------------------------------------------------------
Ten Year
U.S. Treasury
Notes             September '05     (10)           $(1,140,000)       $(1,129,219)      $10,781

Twenty Year
U.S. Treasury
Bonds             September '05     (10)            (1,189,531)        (1,183,750)        5,781

-------------------------------------------------------------------------------------------------------
                                    (20)           $(2,329,531)       $(2,312,969)      $16,562
                                    ===            ===========        ===========       =======

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk

   At August 31, 2005, the Emerging Markets Bond Fund held $6,774,000 and $6,246,312 in investments issued by the Russian Federation and the Federative Republic of Brazil comprising 15% and 14% of the total net assets of the Fund, respectively.

NOTE 3--ILLIQUID SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Portfolio Fund
             ----------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     October 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     October 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     October 20, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.